Document and Entity Information	Mar. 04, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being furnished to correct the item number as previously reported as Item 8.01 of the Current Report on Form 8-K furnished on March 4, 2021 announcing its fourth quarter and full year 2020 financial results of DURECT Corporation.
Document Period End Date	Mar. 04, 2021
Title of 12(b) Security	Common Stock $0.0001 par value per sharePreferred Share Purchase Rights
Security Exchange Name	NASDAQ
Trading Symbol	DRRX
Entity Registrant Name	DURECT CORP
Entity Central Index Key	0001082038
Entity Emerging Growth Company	false
Entity File Number	000-31615
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3297098
Entity Address, Address Line One	10260 Bubb Road
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	777-1417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false